Other commitments, contingent liabilities and contingent assets - long-term commitments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 15,218
2024 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	2,659
2025 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,972
2026 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,615
2027 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,187
2028 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	1,010
Later than Five Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual and other long term commitments	$ 6,775